CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Aug. 29, 2013	Aug. 30, 2012
Assets
Cash and equivalents	$ 2,880	$ 2,459
Short-term investments	221	100
Receivables	2,329	1,289
Inventories	2,649	1,812
Restricted cash	556	0
Other current assets	276	98
Total current assets	8,911	5,758
Long-term marketable investments	499	374
Property, plant and equipment, net	7,626	7,103
Equity method investments	396	389
Intangible assets, net	386	371
Deferred tax assets	861	47
Other noncurrent assets	439	286
Total assets	19,118	14,328
Liabilities and equity
Accounts payable and accrued expenses	2,115	1,641
Deferred income	243	248
Equipment purchase contracts	182	130
Current portion of long-term debt	1,585	224
Total current liabilities	4,125	2,243
Long-term debt	4,452	3,038
Other noncurrent liabilities	535	630
Total liabilities	9,112	5,911
Commitments and contingencies
Micron shareholders' equity:
Common stock, $0.10 par value, 3,000 shares authorized, 1,044.4 shares issued and outstanding (1,017.7 as of August 30, 2012)	104	102
Additional capital	9,187	8,920
Accumulated deficit	(212)	(1,402)
Accumulated other comprehensive income	63	80
Total Micron shareholders' equity	9,142	7,700
Noncontrolling interests in subsidiaries	864	717
Total equity	10,006	8,417
Total liabilities and equity	$ 19,118	$ 14,328